Right-of-use Assets (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Quantitative Information About Right-Of-Use Assets
		Production
		and laboratory
	Buildings	equipment	Other	Total
Net book value as at January 1, 2021	$8,086	$426	$45	$8,557
Lease modifications and other remeasurements	(8)	1	(11)	(18)
Sold - discontinued operations (note 3)	(1,717)	(272)	(11)	(2,000)
Depreciation expense	(642)	(83)	(11)	(736)
Effect of foreign exchange differences	(78)	(6)	(5)	(89)
Reclassified to assets held for sale (note 3)	(3,791)	(66)	(7)	(3,864)
Net book value at June 30, 2021	$1,850	$—	$—	$1,850